GOF SA-4
                        SUPPLEMENT DATED JANUARY 1, 2004
               TO THE CURRENTLY EFFECTIVE STATEMENTS OF ADDITIONAL
                     INFORMATION OF EACH OF THE LISTED FUNDS

                 FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.

                       FRANKLIN CALIFORNIA TAX-FREE TRUST
                Franklin California Insured Tax-Free Income Fund
           Franklin California Intermediate-Term Tax-Free Income Fund
              Franklin California Limited-Term Tax-Free Income Fund
                    Franklin California Tax-Exempt Money Fund

                          FRANKLIN CAPITAL GROWTH FUND

                         FRANKLIN CUSTODIAN FUNDS, INC.
                             Franklin DynaTech Fund
                              Franklin Growth Fund
                              Franklin Income Fund
                    Franklin U.S. Government Securities Fund
                             Franklin Utilities Fund

                      FRANKLIN FEDERAL TAX-FREE INCOME FUND

                     FRANKLIN GOLD AND PRECIOUS METALS FUND

                              FRANKLIN GLOBAL TRUST
                     Franklin Global Aggressive Growth Fund
                           Franklin Global Growth Fund

                           FRANKLIN HIGH INCOME TRUST
                         Franklin's AGE High Income Fund

                       FRANKLIN INVESTORS SECURITIES TRUST
               Franklin Adjustable U.S. Government Securities Fund
                      Franklin Convertible Securities Fund
                           Franklin Equity Income Fund
                    Franklin Floating Rate Daily Access Fund
           Franklin Short-Intermediate U.S. Government Securities Fund
                           Franklin Total Return Fund

                             FRANKLIN MANAGED TRUST
                         Franklin Rising Dividends Fund

                       FRANKLIN MUNICIPAL SECURITIES TRUST
                  Franklin California High Yield Municipal Fund
                     Franklin Tennessee Municipal Bond Fund

                        FRANKLIN MUTUAL SERIES FUND INC.
                               Mutual Beacon Fund
                              Mutual Discovery Fund
                              Mutual European Fund
                         Mutual Financial Services Fund
                              Mutual Qualified Fund
                               Mutual Shares Fund

                          FRANKLIN MUTUAL RECOVERY FUND

                     FRANKLIN NEW YORK TAX-FREE INCOME FUND

                        FRANKLIN NEW YORK TAX-FREE TRUST
                 Franklin New York Insured Tax-Free Income Fund
            Franklin New York Intermediate-Term Tax-Free Income Fund
                     Franklin New York Tax-Exempt Money Fund

                      FRANKLIN REAL ESTATE SECURITIES TRUST
                      Franklin Real Estate Securities Fund

                      FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

                            FRANKLIN STRATEGIC SERIES
                         Franklin Aggressive Growth Fund
                      Franklin Biotechnology Discovery Fund
                             Franklin Blue Chip Fund
                          Franklin Flex Cap Growth Fund
                       Franklin Global Communications Fund
                        Franklin Global Health Care Fund
                         Franklin Natural Resources Fund
                       Franklin Small-Mid Cap Growth Fund
                        Franklin Small Cap Growth Fund II
                         Franklin Strategic Income Fund
                            Franklin Technology Fund
                          Franklin U.S. Long-Short Fund

                             FRANKLIN TAX-FREE TRUST
                      Franklin Alabama Tax-Free Income Fund
                      Franklin Arizona Tax-Free Income Fund
                     Franklin Colorado Tax-Free Income Fund
                    Franklin Connecticut Tax-Free Income Fund
                      Franklin Double Tax-Free Income Fund
             Franklin Federal Intermediate-Term Tax-Free Income Fund
                  Franklin Florida Insured Tax-Free Income Fund
                      Franklin Florida Tax-Free Income Fund
                      Franklin Georgia Tax-Free Income Fund
                    Franklin High Yield Tax-Free Income Fund
                      Franklin Insured Tax-Free Income Fund
                     Franklin Kentucky Tax-Free Income Fund
                     Franklin Louisiana Tax-Free Income Fund
                     Franklin Maryland Tax-Free Income Fund
               Franklin Massachusetts Insured Tax-Free Income Fund
                 Franklin Michigan Insured Tax-Free Income Fund
                 Franklin Minnesota Insured Tax-Free Income Fund
                     Franklin Missouri Tax-Free Income Fund
                    Franklin New Jersey Tax-Free Income Fund
                  Franklin North Carolina Tax-Free Income Fund
                   Franklin Ohio Insured Tax-Free Income Fund
                      Franklin Oregon Tax-Free Income Fund
                   Franklin Pennsylvania Tax-Free Income Fund
                     Franklin Virginia Tax-Free Income Fund

                    FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
                   Franklin Templeton Conservative Target Fund
                  Franklin Templeton CoreFolio Allocation Fund
                Franklin Templeton Founding Funds Allocation Fund
                      Franklin Templeton Growth Target Fund
                     Franklin Templeton Moderate Target Fund

                         FRANKLIN TEMPLETON GLOBAL TRUST
                      Franklin Templeton Hard Currency Fund

                     FRANKLIN TEMPLETON INTERNATIONAL TRUST
                    Templeton Foreign Smaller Companies Fund
                        Templeton Global Long-Short Fund

                         FRANKLIN VALUE INVESTORS TRUST
                     Franklin Balance Sheet Investment Fund
                          Franklin Large Cap Value Fund
                          Franklin MicroCap Value Fund
                          Franklin Small Cap Value Fund

                       TEMPLETON DEVELOPING MARKETS TRUST

                        TEMPLETON GLOBAL INVESTMENT TRUST
                      Templeton International (Ex EM) Fund

                      TEMPLETON GLOBAL OPPORTUNITIES TRUST

The statement of additional information is amended as follows:

I. FOR ALL FUNDS WITH CLASS C SHARES:

  There is no initial sales charge. A deferred sales charge of 1% will apply on shares you sell within 12 months.

II. FOR ALL FUNDS WITH INITIAL SALES CHARGES AND, AS APPLICABLE, ALL FUNDS THAT OFFER CLASS C OR CLASS R SHARES:

 (a) The first two paragraphs under "Buying and Selling Shares - Initial Sales Charges - Retirement plans" are replaced with the following:

 RETIREMENT PLANS. Effective January 1, 2003, (i) individual retirement account with investments of $1 million or more, (ii) Employer Sponsored Retirement Plans with assets of $1 million or more, or (iii) investors who open a Franklin Templeton IRA Rollover with less than $1 million from a retirement plan that offered Franklin Templeton funds (except Class C shares) other than a current or former Franklin Templeton employee or as the result of a spousal rollover or a QDRO, are eligible to purchase Class A shares without an initial sales charge.

 The following investors are eligible to buy Class R shares: (i) Employer Sponsored Retirement Plans, (ii) any trust or plan established as part of a qualified tuition program under Section 529 of the Internal Revenue Code, and
 (iii)investors who open a Franklin Templeton IRA Rollover.

 (b) The first and second sentences in the first paragraph under "Buying and Selling Shares -Contingent deferred sales charge (CDSC)" are replaced with the following:

 If you invest any amount in Class C or Class R shares or $1 million or more in Class A shares, either as a lump sum or through our cumulative quantity discount or letter of intent programs, a CDSC may apply on any Class A or R shares you sell within 18 months and any Class C shares you sell within 12 months of purchase. The CDSC is 1% of the value of the shares sold or the net asset value at the time of purchase, whichever is less. For Employer Sponsored Retirement Plans the CDSC would be applied at the plan level based on the plan's initial investment.

                PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.